Consolidated statements of stockholders' deficit - USD ($)	Common Stock	Additional Paid-in Capital	AOCI Including Portion Attributable to Noncontrolling Interest	Retained Earnings	Total
Equity Balance at Dec. 31, 2017	$ 2,358,954	$ 9,527	$ (94,267)	$ (2,940,627)	$ (587,989)
Equity Balance, Shares at Dec. 31, 2017	14,522,727
Unrealized foreign exchange transaction gain (loss)	$ 0	0	59,165	0	59,165
Unrealized gain on marketable securities					0
Net loss for the year	$ 0	0	0	(328,497)	(328,497)
Equity Balance, Shares at Dec. 31, 2018	14,522,727
Equity Balance at Dec. 31, 2018	$ 2,358,954	9,527	(35,102)	(3,190,700)	(857,321)
Unrealized foreign exchange transaction gain (loss)	0	0	(41,642)	0	(41,642)
Unrealized gain on marketable securities	0	0	26,091	0	26,091
Net loss for the year	$ 0	0	0	(86,161)	(86,161)
Equity Balance, Shares at Dec. 31, 2019	14,522,727
Equity Balance at Dec. 31, 2019	$ 2,358,954	$ 9,527	$ (50,653)	$ (3,276,861)	$ (959,033)